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                  PROSPECTUS SUPPLEMENT DATED SEPT. 27, 2007*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:

PRODUCT NAME                                                                     PROSPECTUS FORM #
------------                                                                     -----------------
 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R)                              S-6471 J
 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY                    S-6410 G
 RIVERSOURCE RETIREMENT ADVISOR SELECT(R) VARIABLE ANNUITY
 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(R) VARIABLE ANNUITY               S-6362 G
 RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(R) VARIABLE ANNUITY

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

The following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                     INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISOR
RiverSource Variable          High current income, with capital growth as a     RiverSource Investments, LLC
Portfolio -- High Yield Bond  secondary objective. Under normal market
Fund                          conditions, the Fund will invest at least 80% of
                              its net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.

RiverSource Variable          High total return through current income and      RiverSource Investments, LLC
Portfolio -- Income           capital appreciation. Under normal market
Opportunities Fund            conditions, invests primarily in
                              income-producing debt securities with an
                              emphasis on the higher rated segment of the
                              high-yield (junk bond) market. The Fund will
                              purchase only securities rated B or above, or
                              unrated securities believed to be of the same
                              quality. If a security falls below a B rating,
                              the Fund may continue to hold the security.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
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S-6504-7 A (9/07)

* Destroy date: May 1, 2008.